Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	Land	Buildings	Machinery, equipment and facilities	Work in progress	Other (1)	Total
Average rate %		3.21	7.32		20.10
Accumulated cost	14,859,189	10,032,317	48,456,537	17,485,109	1,491,663	92,324,815
Accumulated depreciation		(4,125,823)	(27,918,585)		(991,338)	(33,035,746)
Balances at December 31, 2023	14,859,189	5,906,494	20,537,952	17,485,109	500,325	59,289,069
Additions	697	558	415,147	7,490,762	28,904	7,936,068
Acquisition of subsidiaries	1,699,588	775	413		1,992	1,702,768
Write-offs	(10,724)	(7,455)	(118,499)		(9,324)	(146,002)
Depreciation		(366,398)	(3,214,550)		(222,993)	(3,803,941)
Transfers and other	226,598	3,988,619	16,660,035	(21,465,336)	598,162	8,078
Accumulated cost	16,775,348	13,816,631	62,822,096	3,510,535	1,806,592	98,731,202
Accumulated depreciation		(4,294,038)	(28,541,598)		(909,526)	(33,745,162)
Balances at December 31, 2024	16,775,348	9,522,593	34,280,498	3,510,535	897,066	64,986,040
Additions	1,930	17	312,222	2,296,485	7,745	2,618,399
Write-offs	(62,225)	(51,910)	(101,324)		(6,501)	(221,960)
Depreciation		(213,712)	(2,057,396)		(146,290)	(2,417,398)
Transfers and other	3,183	458,716	1,073,353	(1,657,804)	125,950	3,398
Accumulated cost	16,718,236	14,161,508	64,025,204	4,149,052	1,902,459	100,956,459
Accumulated depreciation		(4,445,804)	(30,517,851)		(1,024,325)	(35,987,980)
Balances at June 30, 2025	16,718,236	9,715,704	33,507,353	4,149,052	878,134	64,968,479
(1)Includes vehicles, furniture and utensils and computer equipment.

Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]

	Type of collateral	6/30/2025	12/31/2024
Land	Financial/Legal	24,427	24,427
Buildings	Financial	1,734,249	1,755,082
Machinery, equipment and facilities	Financial	19,784,757	20,442,189
Work in progress	Financial	486,576	427,998
Other	Financial	37,781	43,487
		22,067,790	22,693,183